Finance Costs - Schedule of Finance Costs (Details) - USD ($)		12 Months Ended
	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense
Bank loans		$ 254,090	$ 195,235	$ 93,915
Other loans		44,036	28,439
Preferred shares liabilities (recognized as “Financial liabilities at amortized cost”)		28,041	27,543	30,152
Lease liabilities		66,640	42,419	12,586
Finance costs of issuing convertible notes at discount (note 1)		7,734,993
Commitment Fee (note 2)		18,750
Other		21,322	5,322	376
Total	$ 7,734,993	$ 8,167,872	$ 298,958	$ 137,029